Share Capital - Disclosure of warrants outstanding and exercisable (Details) - Warrants [Member]	Apr. 30, 2022 Shares $ / shares	Apr. 30, 2021 Shares $ / shares	Apr. 30, 2020 Shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2.68	$ 1.86	$ 0.2
Number of warrants outstanding	32,424,902	22,757,961	11,040,617
Number of warrants exercisable	32,424,906
Expiry date of 30-Jul-22 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.87
Number of warrants outstanding	49,234
Number of warrants exercisable	49,234
Expiry date of 30-Jul-22 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2.4
Number of warrants outstanding	240,000
Number of warrants exercisable	240,000
Expiry date of 30-Jul-22 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2.4
Number of warrants outstanding	16,019,860
Number of warrants exercisable	16,019,860
Expiry date of 03-Dec-22 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 3.25
Number of warrants outstanding	13,800,000
Number of warrants exercisable	13,800,000
Expiry date of 03-Dec-22 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2.5
Number of warrants outstanding	1,369,408
Number of warrants exercisable	1,369,408
Expiry date of 18-Dec-22 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 3.25
Number of warrants outstanding	845,000
Number of warrants exercisable	845,000
Expiry date of 18-Dec-22 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 3.25
Number of warrants outstanding	101,400
Number of warrants exercisable	101,400